Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 5,028	$ 5,567	$ 3,614	$ 5,199
Receivables	23,493	23,338
Inventories, net	8,552	7,410
Property, plant and equipment, net	7,142	7,090
Equipment under operating leases	1,104	1,059
Investments in unconsolidated subsidiaries and affiliates	616	645
Goodwill and intangibles	3,290	3,314
Other	5,473	5,420
Total Assets	54,698	53,843
Liabilities and equity:
Debt	31,296	29,866
Trade payables	6,812	7,369
Other liabilities	11,509	11,653
Total equity	5,081	4,955	5,095	4,825
TOTAL EQUITY AND LIABILITIES	54,698	53,843
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	1	1		105
Receivables	15	72
Investments in unconsolidated subsidiaries and affiliates	241	239
Investments in consolidated subsidiaries	11,176	10,937
Goodwill and intangibles	1	2
Other	279	147
Total Assets	11,713	11,398
Liabilities and equity:
Debt	5,260	5,321
Trade payables	12	23
Other liabilities	1,413	1,153
Total equity	5,028	4,901
TOTAL EQUITY AND LIABILITIES	11,713	11,398
Case New Holland Inc. [Member]
Assets:
Cash and cash equivalents			250	200
Receivables	1,242	1,242
Investments in consolidated subsidiaries	6,445	6,288
Other	69	29
Total Assets	7,756	7,559
Liabilities and equity:
Debt	4,885	4,872
Trade payables	304	98
Other liabilities	(14)	132
Total equity	2,581	2,457
TOTAL EQUITY AND LIABILITIES	7,756	7,559
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	45	42	37	32
Deposits in subsidiaries' cash management pools	3,731	3,739
Receivables	5,884	5,934
Inventories, net	2,391	2,096
Property, plant and equipment, net	1,295	1,293
Investments in unconsolidated subsidiaries and affiliates	1	1
Investments in consolidated subsidiaries	1,925	1,967
Goodwill and intangibles	2,776	2,761
Other	(2,211)	1,500
Total Assets	15,837	19,333
Liabilities and equity:
Debt	3,248	3,355
Trade payables	2,963	3,085
Other liabilities	712	4,217
Total equity	8,914	8,676
TOTAL EQUITY AND LIABILITIES	15,837	19,333
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	4,982	5,524	3,327	4,862
Receivables	36,918	35,328
Inventories, net	6,161	5,314
Property, plant and equipment, net	5,847	5,797
Equipment under operating leases	1,104	1,059
Investments in unconsolidated subsidiaries and affiliates	374	405
Investments in consolidated subsidiaries	1,642	1,589
Goodwill and intangibles	513	551
Other	8,155	4,846
Total Assets	65,696	60,413
Liabilities and equity:
Debt	37,919	35,775
Trade payables	7,017	7,612
Other liabilities	11,014	7,324
Total equity	9,746	9,702
TOTAL EQUITY AND LIABILITIES	65,696	60,413
Eliminations [Member]
Assets:
Cash and cash equivalents
Deposits in subsidiaries' cash management pools	(3,731)	(3,739)
Receivables	(20,566)	(19,238)
Investments in consolidated subsidiaries	(21,188)	(20,781)
Other	(819)	(1,102)
Total Assets	(46,304)	(44,860)
Liabilities and equity:
Debt	(20,016)	(19,457)
Trade payables	(3,484)	(3,449)
Other liabilities	(1,616)	(1,173)
Total equity	(21,188)	(20,781)
TOTAL EQUITY AND LIABILITIES	$ (46,304)	$ (44,860)